Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (20,648,000)	$ (7,524,000)	$ (44,751,000)	$ (19,727,000)	$ (12,550,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	645,000		1,709,000	1,009,000	478,000
Loss on disposal of fixed and intangible assets	394,000		8,000	0	0
Non-cash share-based compensation	3,393,000		6,765,000	3,153,000	2,257,000
Non-cash consideration for licenses	0		0	0	1,199,000
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(3,521,000)		(7,132,000)	(2,317,000)	(2,048,000)
Long-term deposits	(1,285,000)		0	0	0
Accounts payable	(723,000)		838,000	434,000	507,000
Accrued expenses and other liabilities	1,960,000		11,026,000	1,088,000	308,000
Net cash used in operating activities	(19,785,000)	(8,797,000)	(31,537,000)	(16,360,000)	(9,849,000)
Cash flows from investing activities:
Purchases of property and equipment	(4,422,000)		(9,119,000)	(2,876,000)	(1,855,000)
Purchase of intangible assets	0		(412,000)	0	0
Net cash used in investing activities	(4,422,000)	(764,000)	(9,531,000)	(2,876,000)	(1,855,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	0		156,920,000	127,686,000	32,222,000
Net cash provided by financing activities	0	433,000	156,920,000	127,686,000	32,222,000
Effect of exchange rate changes on cash and restricted cash	(5,327,000)		(5,833,000)	561,000	(2,662,000)
Net (decrease) / increase in cash and restricted cash	(29,534,000)		110,019,000	109,011,000	17,856,000
Cash and restricted cash, beginning of period	247,089,000	137,070,000	137,070,000	28,059,000	10,203,000
Cash and restricted cash, end of period	217,555,000		247,089,000	137,070,000	28,059,000
Supplemental Cash Flow Information
Property and equipment purchases included in accounts payable and accrued expenses	3,343,000		328,000	0	0
Reconciliation of cash and restricted cash reported within the consolidated balance sheets:
Cash		128,984,000
Total cash and restricted cash	$ 247,089,000	$ 137,070,000	$ 137,070,000	$ 28,059,000	$ 10,203,000